Transamerica International Stock

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Australia - 4.0%
BlueScope Steel Ltd.	38,671	$ 506,855
Commonwealth Bank of Australia	21,028	1,402,352
National Australia Bank Ltd.	34,907	673,546
Sandfire Resources Ltd.	133,255	640,341
Sonic Healthcare Ltd.	50,058	1,348,077
South32 Ltd.	549,356	1,511,441

		6,082,612

Austria - 0.4%
voestalpine AG	17,551	583,485

Belgium - 0.2%
UCB SA	3,074	305,879

China - 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	914,500	877,418

Denmark - 4.3%
AP Moller - Maersk A/S, Class B	767	2,755,174
Danske Bank A/S	24,332	472,314
Novo Nordisk A/S, Class B	23,920	2,379,281
Pandora A/S	2,957	321,543
Scandinavian Tobacco Group A/S, Class A (A)	27,150	585,277

		6,513,589

Finland - 2.4%
Nokia OYJ (B)	100,286	598,068
Nordea Bank Abp	252,556	2,999,780

		3,597,848

France - 9.6%
BNP Paribas SA	16,952	1,210,193
Capgemini SE	6,215	1,397,234
Cie de Saint-Gobain	26,428	1,788,316
Eiffage SA	11,126	1,169,044
Fnac Darty SA	9,590	569,188
LVMH Moet Hennessy Louis Vuitton SE	2,759	2,266,180
Publicis Groupe SA	7,149	484,422
Rexel SA (B)	21,760	485,022
Sanofi	17,675	1,848,134
Sartorius Stedim Biotech	1,330	583,220
Societe Generale SA	31,126	1,155,407
TotalEnergies SE	27,694	1,574,886

		14,531,246

Germany - 7.8%
Bayer AG	12,477	758,026
Bayerische Motoren Werke AG	11,381	1,204,598
Brenntag SE	4,760	407,819
Daimler AG	15,084	1,203,608
Deutsche Post AG	38,421	2,312,198
Deutsche Telekom AG	84,391	1,593,216
HeidelbergCement AG	5,955	414,400
Infineon Technologies AG (B)	34,647	1,438,812
Merck KGaA	10,821	2,373,027

		11,705,704

Hong Kong - 2.2%
ASM Pacific Technology Ltd.	47,100	471,234
CK Hutchison Holdings Ltd.	188,000	1,336,177

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kerry Properties Ltd.	191,000	$ 539,549
Pacific Basin Shipping Ltd.	2,112,000	901,519

		3,248,479

Ireland - 0.3%
James Hardie Industries PLC, CDI	13,622	458,451

Israel - 0.5%
Teva Pharmaceutical Industries Ltd., ADR (B)	88,600	746,898

Italy - 1.2%
Enel SpA	75,193	578,730
Eni SpA	56,088	842,509
Unipol Gruppo SpA	65,799	370,168

		1,791,407

Japan - 26.3%
AGC, Inc.	41,600	1,909,248
Arcland Sakamoto Co. Ltd.	12,900	176,186
Canon, Inc. (C)	32,500	768,649
Cosmo Energy Holdings Co. Ltd.	13,100	263,360
FUJIFILM Holdings Corp.	38,300	2,567,479
Fujitsu Ltd.	9,700	1,282,324
Hirogin Holdings, Inc.	47,400	276,306
Hitachi Ltd.	19,400	1,008,334
Hitachi Zosen Corp.	48,400	322,238
Hokkaido Electric Power Co., Inc.	64,900	283,121
Honda Motor Co. Ltd.	33,400	983,723
Ibiden Co. Ltd.	11,900	664,976
Iida Group Holdings Co. Ltd.	76,900	1,599,875
ITOCHU Corp.	71,300	2,290,617
Ki-Star Real Estate Co. Ltd. (C)	4,800	293,718
Marubeni Corp.	137,100	1,410,750
Mitsubishi Corp.	29,000	984,620
Mitsubishi UFJ Financial Group, Inc.	228,100	1,382,578
Mizuho Financial Group, Inc.	34,790	471,265
Murata Manufacturing Co. Ltd.	15,000	1,127,749
NEC Networks & System Integration Corp.	54,900	792,222
Nippon Telegraph & Telephone Corp.	105,300	3,013,447
Nippon Yusen KK	30,800	2,414,514
Nomura Holdings, Inc.	141,000	622,874
Olympus Corp.	29,200	653,410
Sekisui House Ltd. (C)	56,800	1,150,777
Seven & i Holdings Co. Ltd.	33,100	1,683,421
SoftBank Group Corp.	8,800	389,836
Sony Group Corp.	13,800	1,543,785
Sumitomo Corp.	103,700	1,602,726
Tokyo Electron Ltd.	4,200	2,054,358
Toyota Motor Corp.	181,700	3,590,968

		39,579,454

Netherlands - 4.8%
Akzo Nobel NV	4,951	512,466
ASML Holding NV	3,703	2,508,022
ASR Nederland NV	7,980	371,035
Koninklijke Ahold Delhaize NV	36,258	1,175,651
NN Group NV	22,567	1,262,897
Signify NV (A) (B)	13,901	736,321
Stellantis NV	38,749	748,199

		7,314,591

Singapore - 1.2%
DBS Group Holdings Ltd.	67,400	1,770,387

Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA	78,800	$ 503,109
Iberdrola SA	106,619	1,222,393
Repsol SA	24,540	311,845
Telefonica SA	123,008	573,410

		2,610,757

Sweden - 1.0%
SSAB AB, B Shares (B)	178,412	928,915
Telefonaktiebolaget LM Ericsson, B Shares (B)	47,363	591,379

		1,520,294

Switzerland - 10.4%
Alcon, Inc.	25,211	1,943,985
Julius Baer Group Ltd.	12,852	839,874
Nestle SA	11,404	1,472,693
Novartis AG	31,974	2,778,205
Roche Holding AG	6,766	2,618,436
Sonova Holding AG	4,728	1,684,303
Swiss Life Holding AG	2,639	1,698,486
UBS Group AG	111,243	2,063,507
Zurich Insurance Group AG	1,296	619,887

		15,719,376

United Kingdom - 16.3%
3i Group PLC	93,678	1,744,640
Anglo American PLC	12,300	542,251
Ashtead Group PLC	9,344	668,358
AstraZeneca PLC	15,296	1,779,352
Barclays PLC	469,086	1,258,472
Bellway PLC	9,496	365,398
BP PLC	148,881	771,788
British American Tobacco PLC (B)	28,287	1,207,713
Coca-Cola Europacific Partners PLC	33,554	1,917,611
Computacenter PLC	25,261	909,623
Diageo PLC	49,344	2,489,965
Ferguson PLC	7,216	1,135,008
GlaxoSmithKline PLC	28,676	639,933
Imperial Brands PLC	69,598	1,650,158
Kingfisher PLC	149,723	671,411
Lloyds Banking Group PLC	970,679	673,623
Redrow PLC	46,053	387,980
Rio Tinto PLC	15,949	1,124,170
Royal Mail PLC	44,108	263,574
Shell PLC (B)	43,086	1,106,824
SSE PLC	68,529	1,474,471
Standard Chartered PLC	85,963	626,047
Vodafone Group PLC	651,609	1,144,137

		24,552,507

Total Common Stocks (Cost $125,743,140)		143,510,382

PREFERRED STOCK - 1.6%
Germany - 1.6%
Volkswagen AG, 2.74% (D)	11,883	2,474,898

Total Preferred Stock (Cost $2,231,685)		2,474,898

	Shares	Value
EXCHANGE-TRADED FUND - 1.5%
United States - 1.5%
iShares MSCI EAFE ETF (C)	29,300	$ 2,221,526

Total Exchange-Traded Fund (Cost $2,321,046)		2,221,526

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (D)	2,301,011	2,301,011

Total Other Investment Company (Cost $2,301,011)		2,301,011

Total Investments (Cost $132,596,882)		150,507,817
Net Other Assets (Liabilities) - 0.2%		235,044

Net Assets - 100.0%		$ 150,742,861

Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.8%	$16,227,171
Banks	9.9	14,875,379
Automobiles	6.8	10,205,994
Trading Companies & Distributors	6.0	8,984,920
Semiconductors & Semiconductor Equipment	4.3	6,472,426
Marine	4.0	6,071,207
Metals & Mining	3.9	5,837,458
Household Durables	3.5	5,341,533
Capital Markets	3.5	5,270,895
Diversified Telecommunication Services	3.4	5,180,073
Oil, Gas & Consumable Fuels	3.2	4,871,212
Beverages	2.9	4,407,576
IT Services	2.9	4,381,403
Insurance	2.9	4,322,473
Health Care Equipment & Supplies	2.8	4,281,698
Building Products	2.5	3,697,564
Electric Utilities	2.4	3,558,715
Tobacco	2.3	3,443,148
Technology Hardware, Storage & Peripherals	2.2	3,336,128
Food & Staples Retailing	1.9	2,859,072
Textiles, Apparel & Luxury Goods	1.7	2,587,723
Air Freight & Logistics	1.7	2,575,772
Industrial Conglomerates	1.6	2,344,511
International Equity Funds	1.5	2,221,526
Electronic Equipment, Instruments & Components	1.2	1,792,725
Wireless Telecommunication Services	1.0	1,533,973
Food Products	1.0	1,472,693
Specialty Retail	0.9	1,416,785
Health Care Providers & Services	0.9	1,348,077
Machinery	0.8	1,199,656
Communications Equipment	0.8	1,189,447
Construction & Engineering	0.8	1,169,044
Construction Materials	0.6	872,851
Electrical Equipment	0.5	736,321
Life Sciences Tools & Services	0.4	583,220
Real Estate Management & Development	0.4	539,549
Chemicals	0.3	512,466
Media	0.3	484,422

Investments	98.5	148,206,806
Short-Term Investments	1.5	2,301,011

Total Investments	100.0%	$150,507,817

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,664,509	$140,845,873	$—	$143,510,382
Preferred Stock	—	2,474,898	—	2,474,898
Exchange-Traded Fund	2,221,526	—	—	2,221,526
Other Investment Company	2,301,011	—	—	2,301,011

Total Investments	$7,187,046	$143,320,771	$—	$150,507,817

Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $1,321,598, representing 0.9% of the Fund’s net assets.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,280,987, collateralized by cash collateral of $2,301,011 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $63,450. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at January 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests

Transamerica Funds	Page 4

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Stock (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5